33. OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other Operating Income Expenses Net
OTHER OPERATING INCOME (EXPENSES), NET
33.	OTHER OPERATING INCOME (EXPENSES), NET

	12.31.17	12.31.16	12.31.15
Income
Tax amnesty program ("PERT")	147.7	-	-
Recovery of expenses (1)	120.6	101.3	241.1
Scrap sales	14.5	14.4	12.3
Provision reversal	13.4	56.1	141.7
Gain on step business combination	-	59.6	-
Gain from the disposal of property, plant and equipment	-	38.4	-
Other	69.3	30.5	45.8
	365.4	300.3	566.6

Expenses
Provision for civil, labor and tax risks	(332.9)	(136.9)	(44.8)
Provision for adjustment to realizable value of inventories (effect Weak Flesh Operation) (2)	(283.1)	-	-
Expenses arising from Weak Flesh Operation (2)	(80.3)	-	-
Rewards and short-term incentive	(111.3)	(11.1)	(302.8)
Disabled operations (3)	(81.4)	(106.2)	(86.1)
Business combination costs	(51.9)	-	-
Discontinued operations	(44.7)	(17.4)	-
Other employees benefits	(43.7)	(41.1)	(52.5)
Costs on business disposals	(36.7)	-	-
Stock options plan	(25.6)	(43.5)	(58.9)
Insurance claims costs	(24.3)	(33.1)	(15.1)
Net loss from the disposals of property, plant and equipment	(17.1)	-	(16.4)
Allowance for doubtful accounts	(13.6)	(5.5)	(196.7)
Other	(107.0)	(103.1)	(120.0)
	(1,253.6)	(497.8)	(1,011.3)
	(888.2)	(197.5)	(444.7)

(1)	The accumulated balance in 2017 refers mainly to extemporaneous tax credits in the amount of R$91.9.

(2)	Expenses arising from Weak Flesh Operation (note 1.5).

(3)	Disable operations includes depreciation charge of R$41.4 (R$29.4 in 2016 and R$18.3 in 2015).